January 24, 2012
Jessica L. Reece
(617) 235-4636
Jessica.Reece@ropesgray.com
BY EDGAR
Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549

Re:	Allianz Funds (Registration No. 811-6161)
Ladies and Gentlemen:
     On behalf of Allianz Funds (the “Trust”), we are today filing, under the Securities Act of 1933, as amended, (the “1933 Act”) by electronic submission via EDGAR, Pre-Effective Amendment No. 1 to the registration statement on Form N-14 (the “Registration Statement”) relating to the proposed acquisition by the Allianz RCM Mid-Cap Fund (the “RCM Mid-Cap Fund”), a series of the Trust, of substantially all of the assets of the Allianz AGIC Target Fund (the “AGIC Target Fund”), a series of the Trust, and the issuance of shares of beneficial interest of specified classes of the RCM Mid-Cap Fund in connection therewith (the “Shares”), all in accordance with the terms of the proposed Agreement and Plan of Reorganization by and among the AGIC Target Fund, the RCM Mid-Cap Fund and Allianz Global Investors Fund Management LLC (the “Agreement and Plan of Reorganization”), in substantially the form included as Appendix A to the Prospectus/Proxy Statement that is part of the Registration Statement.
     The prospectus/proxy statement that constitutes Part A of the Registration Statement will be used in connection with a meeting of shareholders of the AGIC Target Fund, at which shareholders of the AGIC Target Fund will be asked to vote on the proposed acquisition of their Fund by the RCM Mid-Cap Fund.
     The Registration Statement is proposed to become effective on February 23, 2012, pursuant to Rule 488 under the 1933 Act. As discussed, we may seek acceleration of the effective date to February 17, 2012.

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     No fees are required in connection with this filing. Please direct any questions you may have with respect to this filing to me (at 617-235-4636) or to George B. Raine (at 617-951-7556) of this firm.
Kind regards,

/s/ Jessica L. Reece

Jessica L. Reece, Esq.

cc:	Richard H. Kirk, Esq. Brian P. Shlissel Thomas J. Fuccillo, Esq. David C. Sullivan, Esq. George B. Raine, Esq. Maureen A. Meredith, Esq.